Prepayments and deposits - Summary of Prepayments and deposits (Detail) - Li Cycle Holdings Corp [Member] - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Statement [Line Items]
Prepaid lease deposits	$ 886,951	$ 33,501
Prepaid equipment deposits	3,231,836
Prepaid insurance	3,839,880	59,582
Other prepaids	688,331	870,868
Total	$ 8,646,998	$ 963,951